UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital 'A' Ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Translation reserve [Member]	Equity component of convertible note [Member]	Other reserves [member]	Accumulated surplus [Member]	Total
Balance at Dec. 31, 2022	$ 1,963	$ 46,458	$ (24,922)	$ (5,775)	$ 6,709	$ 86	$ (26,695)	$ (2,176)
Loss for the period	0	0	0	0	0	0	(11,797)	(11,797)
Other comprehensive income	0	0	0	147	0	0	0	147
Total comprehensive loss	0	0	0	147	0	0	(11,797)	(11,650)
Shares issued during the period	9	161	0	0	0	(63)	0	107
Share-based payments	0	0	0	0	0	0	2,339	2,339
Balance at Jun. 30, 2023	1,972	46,619	(24,922)	(5,628)	6,709	23	(36,153)	(11,380)
Balance at Dec. 31, 2023	1,972	46,619	(24,922)	(5,706)	6,709	23	(48,644)	(23,949)
Loss for the period	0	0	0	0	0	0	(10,074)	(10,074)
Other comprehensive income	0	0	0	5	0	0	0	5
Total comprehensive loss	0	0	0	5	0	0	(10,074)	(10,069)
Shares issued during the period	366	3,325	0	0	0	0	0	3,691
Share-based payments	0	0	0	0	0	0	926	926
Balance at Jun. 30, 2024	$ 2,338	$ 49,944	$ (24,922)	$ (5,701)	$ 6,709	$ 23	$ (57,791)	$ (29,400)